Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ (818)	$ (660)	$ (1,078)
Realized and unrealized losses on derivative instruments	(651)	(609)
Interest income on short-term deposits	4,198	6,121	6,669
Other	(109)	(57)	46
Total financial income, net	$ 2,620	$ 4,795	$ 5,637